Variable Interest Entities - Carrying Value of Variable Interest Entities of Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Assets	$ 6,815	$ 6,681	$ 6,229
PF Melville [Member]
Variable Interest Entity [Line Items]
Assets	3,790	3,728	3,479
MMR [Member]
Variable Interest Entity [Line Items]
Assets	$ 3,025	$ 2,953	$ 2,750